other income	6 Months Ended
Jun. 30, 2026
other income
other income

7other income

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Government assistance	$—	$2	$—	$2
Lease and other sublease revenue	3	45	7	49
Gain on contributions of real estate to joint ventures (Note 21(a))	10	—	15	8
Income (loss) from equity accounted investments, net	—	2	1	2
Investment income (loss), gain (loss) on disposal of assets and other	(2)	2	2	19
Changes in provisions related to business combinations (Note 25)	(2)	—	8	10
	$9	$51	$33	$90